Operating Segment - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 939,780	$ 1,203,282
Bottom of range [member]
Disclosure of operating segments [line items]
Percentage of revenue	10.00%
Customer one [member]
Disclosure of operating segments [line items]
Revenue	$ 195,600	272,800
Customer two [member]
Disclosure of operating segments [line items]
Revenue	187,700	237,100
Customer three [member]
Disclosure of operating segments [line items]
Revenue	168,100	222,800
Customer four [member]
Disclosure of operating segments [line items]
Revenue	$ 124,900	$ 197,600